SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 1—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

TF Financial Corporation (the "Company") is a unitary savings and loan holding company, organized under the laws of the Commonwealth of Pennsylvania, which conducts its consumer banking operations primarily through its wholly owned subsidiary, 3rd Fed Bank ("3rd Fed" or the "Bank"). 3rd Fed is a Pennsylvania-chartered stock savings bank insured by the Federal Deposit Insurance Corporation (the "FDIC"). 3rd Fed is a community-oriented savings institution and conducts operations from its main office in Newtown, Pennsylvania, eleven full-service branch offices located in Philadelphia and Bucks Counties, Pennsylvania, and two full-service branch offices located in Mercer County, New Jersey. The Bank competes with other banking and financial institutions in its primary market communities, including financial institutions with resources substantially greater than its own. Commercial banks, savings banks, savings and loan associations, credit unions and money market funds actively compete for savings and time deposits and loans. Such institutions, as well as consumer finance and insurance companies, may be considered competitors of the Bank with respect to one or more of the services it renders.

The Bank is subject to regulations of certain state and federal agencies and, accordingly, those regulatory authorities conduct periodic examinations. As a consequence of the extensive regulation of commercial banking activities, the Bank's business is particularly susceptible to being affected by state and federal legislation and regulations.

a.           Principles of Consolidation and Basis of Presentation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries: Penns Trail Development Corporation and 3rd Fed, including 3rd Fed's wholly owned subsidiaries, Third Delaware Corporation and Teragon Financial Corporation (collectively, the "Company"). All material intercompany balances and transactions have been eliminated in consolidation.

The accounting policies of the Company conform to accounting principles generally accepted in the United States of America ("US GAAP") and predominant practices within the banking industry. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The more significant accounting policies are summarized below.

b.           Cash and Cash Equivalents

The Company considers cash, due from banks, and interest-bearing deposits in other financial institutions, with original terms to maturity of less than three months, as cash equivalents for presentation purposes in the consolidated balance sheets and cash flows. The Company is required to maintain certain cash reserves relating to deposit liabilities. This requirement is ordinarily satisfied by cash on hand.

c.           Investment and Mortgage-Backed Securities

The Company classifies its investment and mortgage-backed securities in one of three categories: held to maturity, trading, or available for sale. The Company does not presently engage in security trading activities.

Investment and mortgage-backed securities available for sale are stated at fair value, with net unrealized gains and losses excluded from income and reported in other comprehensive income. See Note 16-Fair Value Measurements and Fair Value of Financial Instruments which defines the basis for determining fair value. Realized gains and losses on the sale of securities are recognized using the specific identification method.

Mortgage-backed securities held to maturity are carried at cost, net of unamortized premiums and discounts, which are recognized in interest income using the interest method.

On a quarterly basis, temporarily impaired securities are evaluated to determine whether such impairment is other-than-temporary impairment ("OTTI"). This evaluation involves consideration of the length of time and the amount by which the fair value has been lower than amortized cost, the financial condition and credit rating of the issuer, the changes in fair value in relation to the change in market interest rates and other relevant information. In addition, with respect to mortgage-backed securities issued by government and quasi-governmental agencies (i.e. Government National Mortgage Association ("GNMA"), Federal Home Loan Mortgage Corporation ("FHLMC") and Federal National Mortgage Association ("FNMA")), the Company considers the ultimate payment of principal and interest as an obligation of the United States Government and thus assured. With respect to mortgage-backed securities issued by private parties, the Company studies delinquencies, loss rates, loss severity and other information related to the underlying loans in order to form an opinion regarding the possibility of a cash flow shortfall. The Company also evaluates its intent to hold, intent to sell or need to sell the securities in light of its investment strategy, cash flow needs, interest rate risk position, prospects for the issuer and all other relevant factors.

d.           Loans Receivable, net

Loans receivable that management has the intent and ability to hold for the foreseeable future, or until maturity or payoff, are stated at unpaid principal balances less the allowance for loan losses, and net of deferred loan origination fees and direct origination costs. Loan origination fees and costs on loans are amortized to income using the interest method over the remaining period to contractual maturity, adjusted for actual prepayments.

The Bank provides valuation allowances for estimated losses from uncollectible loans. The allowance is increased by provisions charged to expense and reduced by net charge-offs. On a quarterly basis, the Bank prepares an allowance for loan losses ("ALLL") analysis. In the analysis, the loan portfolio is segmented into groups of homogeneous loans that share similar risk characteristics: owner and non-owner occupied commercial, multi-family real estate, construction, commercial and industrial, one-to four-family residential, and consumer which is predominately real estate secured junior liens and home equity lines of credit as well as other consumer loans. Each segment is assigned reserve factors based on quantitative and qualitative measurements. In addition, the Bank reviews its internally classified loans, its loans classified for regulatory purposes, delinquent loans, and other relevant information in order to isolate loans for further scrutiny as potentially impaired loans.

Quantitative factors include an actual expected loss factor based on historical loss experience over a relevant look-back period. Quantitative factors also include the Bank's actual risk ratings for the commercial loan segments as determined in accordance with loan review and loan grading policies and procedures, and additional factors as determined by management to be representative of additional risk due to the loan's geographic location, type, and other attributes. These quantitative factors are adjusted if necessary, up or down, based on actual experience and an evaluation of qualitative factors.

Qualitative factors are based upon: (1) changes in lending policies and procedures, including but not limited to changes in underwriting standards and collection, charge-off, and recovery practices not considered elsewhere in estimating credit losses; (2) changes in international, national, regional, and local economic and business conditions and developments that affect the collectability of the portfolio, including the condition of various market segments; (3) changes in the nature and volume of the portfolio and in the terms of loans; (4) changes in the experience, ability, and depth of lending management and other relevant staff; (5) changes in the volume and severity of past due loans, the volume of nonaccrual loans, and the volume and severity of adversely classified or graded loans; (6) changes in the quality of the loan review system; (7) changes in the value of underlying collateral for collateral dependent loans; (8) the existence and effect of any concentration of credit, and changes in the level of such concentrations; and (9) the effect of other external factors such as competition and legal and regulatory requirements on the level of estimated credit losses in the existing loan portfolio.

Potentially impaired loans selected for individual evaluation are reviewed in accordance with US GAAP which governs the accounting for impaired assets and consideration of regulatory guidance regarding treatment of troubled, collateral dependent loans. Each potentially impaired loan is evaluated using all available information such as recent appraisals, whether the loan is currently on accrual or nonaccrual status, discounted cash flow analyses, guarantor financial strength, the value of additional collateral, and the loan's and borrower's past performance to determine whether in management's best judgment it is probable that the Bank will be unable to collect all contractual interest and principal in accordance with the loan's terms. Loans deemed impaired are generally assigned a reserve derived from the value of the underlying collateral. Loans deemed not to be impaired are assigned a reserve factor based upon the class from which they were selected.

The ALLL needed as a result of the foregoing evaluations is compared with the unadjusted amount, and an adjustment is made by means of a provision charged to expense for loan losses. Recognizing the inherently imprecise nature of the loss estimates and the large number of assumptions needed in order to perform the analysis, there may be an unallocated portion of the ALLL. Management adjusts the unallocated portion to an amount which management considers reasonable under the circumstances.

The Bank provides an allowance for accrued but uncollected interest when a loan becomes more than ninety days past due or is identified as impaired. The allowance is established by a charge to interest income equal to all interest previously accrued, and income is subsequently recognized only to the extent that cash payments are received until, in management's judgment, the borrower's ability to make periodic interest and principal payments is no longer impaired, in which case the loan is returned to accrual status.

e.           Loans Receivable, Held-for-Sale

Mortgage loans originated and intended for sale in the secondary market are carried at fair value on an individual basis. Any resulting gain or loss is included in other operating income.

f.           Troubled Debt Restructurings

Loans whose terms are modified are classified as Troubled Debt Restructurings ("TDRs") if the Company grants such borrowers concessions and it is deemed that those borrowers are experiencing financial difficulty. Concessions granted under a troubled debt restructuring may include extending the maturity date of the loan, reducing the interest rate on the loan to a rate which is below market, a combination of rate adjustments and maturity extensions, or by other means including covenant modifications, forbearances or other concessions. Interest income is not accrued on loans that had been placed on nonaccrual prior to the troubled debt restructuring until they have performed in accordance with their restructured terms for a period of at least six months.  The Company evaluates the ALLL needed with respect to TDRs under the same policy and guidelines as all other loans, and TDRs are evaluated individually for impairment.

g.           Transfers of Financial Assets

The Company accounts for the transfers of financial assets using the financial–components approach. This approach recognizes the financial and servicing assets it controls and the liabilities it has incurred, derecognizes financial assets when control has been surrendered and derecognizes liabilities when extinguished. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Mortgage servicing rights ("MSRs") are recognized as separate assets when rights are acquired through purchase or through sale of financial assets. Under the applicable accounting guidance regarding servicing assets and liabilities, servicing rights resulting from the sale of loans originated by the Company are initially measured at fair value at the date of transfer. Fair value is based on market prices for comparable mortgage servicing rights, when available, or alternatively is based on a valuation model that calculates the present value of estimated future net servicing income. The Company subsequently recognizes mortgage servicing expense for each class of servicing assets using the amortization method. MSRs are amortized into noninterest income in proportion to, and over the period of, the estimated future net servicing income of the underlying financial assets. Servicing assets are evaluated quarterly for impairment based upon the fair value of the rights as compared to amortized cost. Impairment is determined by stratifying rights into tranches based on predominant risk characteristics, such as interest rate, loan type and investor type. Impairment is recognized through a valuation allowance charged to servicing fee income for an individual tranche, to the extent that fair value is less than the amortized cost for the tranche. If the Company later determines that all or a portion of the impairment no longer exists for a particular tranche, a reduction of the allowance may be recorded as an increase to other operating income. These servicing rights are included in other assets in the Consolidated Balance Sheets and are discussed in Note 16-Fair Value Measurements and Fair Value of Financial Instruments.

Servicing fee income is recorded for fees earned for servicing loans. The fees are based on a contractual percentage of the outstanding principal, or a fixed amount per loan, and are recorded as income when earned. The amortization of loan servicing rights is recorded as a reduction of service fee income.

h.           Premises and Equipment

Land is carried at cost. Buildings and furniture, fixtures and equipment are carried at cost less accumulated depreciation. Depreciation is provided by the straight-line method over the estimated useful lives of the assets. The Company records any impairment of long-lived assets to be held and used or to be disposed of by sale. The Company had no impaired long-lived assets at December 31, 2012 and 2011.

i.           Foreclosed Real Estate

Real estate acquired through, or in lieu of, loan foreclosure is carried at the fair value of the property, based on an appraisal less estimated cost to sell. Revenue and expenses from operations and changes in the valuation allowance (any direct write-down) are included in foreclosed real estate expense. Included in other assets is foreclosed real estate of $7.3 million and $11.7 million at December 31, 2012 and 2011, respectively.

j.           Goodwill

Goodwill does not require amortization but is subject to impairment testing. Goodwill impairment testing allows entities to first assess qualitative factors and circumstance to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount. At December 31, 2012, the Company performed an assessment of key factors and determined that impairment of goodwill was not likely.

k.           Bank Owned Life Insurance

The Company maintains life insurance policies on the lives of executives and officers. The Company is the owner and beneficiary of the policies. The cash surrender values of the policies were approximately $19.1 million and $18.5 million at December 31, 2012 and 2011, respectively.

l.           Benefit Plans

The Company has established an ESOP covering eligible employees with six months of service, as defined by the ESOP. The Company records compensation expense in the amount equal to the fair value of shares committed to be released from the ESOP to employees less dividends received on the allocated shares applied to the required debt service of the plan.

The Company has a defined benefit pension plan covering substantially all full-time employees meeting certain requirements. The Company recognizes the overfunded or underfunded status of the defined benefit postretirement plan as an asset or liability in its Consolidated Balance Sheets and recognizes changes in that funded status, including the gains and or losses and prior service costs or credits that were not recognized as components of net periodic benefit cost, in the year in which the changes occur through accumulated other comprehensive income. The Company measures the funded status of a plan as of the date of its year-end Consolidated Balance Sheet.

m.           Stock-Based Compensation

The Company has stock benefit plans that allow the Company to grant options and stock to employees and directors and which are more fully discussed in Note 10-Benefit Plans. The options, which have a term of up to 10 years when issued, vest over a three to five year period. The exercise price of each option equals the market price of the Company's stock on the date of the grant. The Company measures compensation cost at the grant date based on the fair value of the award. Compensation is then recognized over the service period which is usually the vesting period. There were no options granted in 2012 or 2011.

n.           Income Taxes

The Company accounts for income taxes under the liability method whereby deferred income taxes are recognized for the tax consequences of "temporary differences" by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The effect on deferred taxes due to change in tax rates is recognized in income in the period that includes the enactment date.

o.           Advertising Costs

The Company expenses marketing and advertising costs as incurred.

p.           Earnings Per Share

Basic earnings per share is computed by dividing income available to common shareholders by the weighted average common shares outstanding during the period. Diluted earnings per share takes into account the potential dilution that could occur if securities or other contracts to issue common stock were exercised and converted into common stock.

q.           Segment Reporting

The Company has one reportable segment, "Community Banking." All of the Company's activities are interrelated, and each activity is dependent and assessed based on how each of the activities of the Company supports the others. For example, commercial lending is dependent upon the ability of the Bank to fund itself with retail deposits and other borrowings and to manage interest rate and credit risk. This situation is also similar for consumer and residential mortgage lending. Accordingly, all significant operating decisions are based upon analysis of the Company as one operating segment or unit.

r.           Fair Value of Financial Instruments

Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in Note 16-Fair Value Measurements and Fair Value of Financial Instruments. Fair value estimates involve uncertainties and matters of significant judgment. Changes in assumptions or in market conditions could significantly affect the estimates.